Statements of Operations (USD $)	2 Months Ended	3 Months Ended	14 Months Ended
	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2011
Revenue	$ 0	$ 0	$ 0
Cost of revenue	0	0	0
Gross profit (loss)	0	0	0
Formation and operating costs	3,415	89,253	351,621
Loss before interest income	(3,415)	(89,253)	(351,621)
Interest income	0	0	27,860
Net loss	$ (3,415)	$ (89,253)	$ (323,761)
Weighted average ordinary shares outstanding - basic and diluted (in shares)	3,153,757	8,533,333	7,083,885
Basic and diluted net loss per ordinary share (in dollars per share)	$ 0	$ 0	$ 0